SHARE-BASED COMPENSATION - RSUs (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation
Vesting period	4 years
RSUs
Share-based compensation
Percentage of vesting rights	33.00%
Vesting period	3 years
Time-Based RSUs
Share-based compensation
Remaining unrecognized compensation expense related to non-vested awards	$ 47
Weighted-average remaining requisite service period over which unrecognized compensation cost is expected to be amortized	1 year 10 months 24 days
Total fair value	$ 58	$ 43	$ 7
RSUs
Beginning of the period (in shares)	2,700,000
Granted (in shares)	3,600,000
Vested (in shares)	(1,000,000)
Forfeited (in shares)	(600,000)
End of the period (in shares)	4,700,000	2,700,000
Weighted- Average Grant-Date Fair Value Per Share
Beginning of the period (in dollars per share)	$ 43.96
Granted (in dollars per share)	11.92
Vested (in dollars per share)	57.34
Forfeited (in dollars per share)	19.24
End of the period (in dollars per share)	$ 19.09	$ 43.96
Performance-Based Restricted Stock Units
Share-based compensation
Remaining unrecognized compensation expense related to non-vested awards	$ 35
Weighted-average remaining requisite service period over which unrecognized compensation cost is expected to be amortized	1 year 10 months 24 days
Maximum common shares issuable upon vesting	3,427,493
RSUs
Beginning of the period (in shares)	1,800,000
Granted (in shares)	416,000
Vested (in shares)	(100,000)
Forfeited (in shares)	(300,000)
End of the period (in shares)	1,800,000	1,800,000
Weighted- Average Grant-Date Fair Value Per Share
Beginning of the period (in dollars per share)	$ 81.68
Granted (in dollars per share)	16.06
Vested (in dollars per share)	211.34
Forfeited (in dollars per share)	135.18
End of the period (in dollars per share)	$ 48.55	$ 81.68
Method and assumptions on valuation of stock options
Contractual term (years)	3 years
Expected Company share volatility, minimum	67.20%	78.20%	40.90%
Expected Company share volatility, maximum	77.20%	81.40%	60.30%
Risk-free interest rate, minimum	1.70%	1.00%	1.10%
Risk-free interest rate, maximum	1.80%	1.20%	2.10%
Performance-Based Restricted Stock Units | Minimum
Method and assumptions on valuation of stock options
Contractual term (years)		3 years	2 years 9 months 18 days
Performance-Based Restricted Stock Units | Maximum
Method and assumptions on valuation of stock options
Contractual term (years)		4 years	6 years 3 months 18 days
TSR Performance-Based Restricted Stock Units [Member]
RSUs
Granted (in shares)	208,000
Weighted- Average Grant-Date Fair Value Per Share
Granted (in dollars per share)	$ 16.35
ROTC Performance-Based Restricted Stock Units [Member]
RSUs
Granted (in shares)	208,000
Weighted- Average Grant-Date Fair Value Per Share
Granted (in dollars per share)	$ 15.76